UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA TRUST -  YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009





COMMON STOCK - 47.6%
NUMBER OF SHARES                                                                                 VALUE

Apparel - 1.9%
    300   Nike, Inc. - CL B                                                                    $19,410


Beverages - 0.9%
    185   The Coca-Cola Co.                                                                      9,935


Commercial Services - 4.5%
     75   MasterCard, Inc. - CL A                                                               15,161
 *1,500   Ticketmaster Entertainment, Inc.                                                      17,535
    200   Visa, Inc. - CL A                                                                     13,822
                                                                                        --------------
                                                                                                46,518

Computers - 3.6%
   *200   Apple, Inc.                                                                           37,074


Cosmetics/Personal Care - 2.2%
    400   Proctor & Gamble Co.                                                                  23,168


Food - 1.0%
    400   Kraft Foods, Inc. - CL A                                                              10,508


Home Builders - 1.1%
  1,000   D.R. Horton, Inc.                                                                     11,410


Internet - 8.3%
   *200   Amazon.com, Inc.                                                                      18,672
    *60   Baidu, Inc. - SP ADR (b)                                                              23,463
    *60   Google, Inc. - CL A                                                                   29,751
   *800   Yahoo! Inc.                                                                           14,248
                                                                                        --------------
                                                                                                86,134

Machinery-Construction & Mining - 1.5%
    300   Caterpillar, Inc.                                                                     15,399


Media - 6.1%
*35,000   Sirius Satellite Radio, Inc.                                                          22,225
  1,500   The Walt Disney Co.                                                                   41,190
                                                                                        --------------
                                                                                                63,415

Retail - 15.2%
   *200   Chipotle Mexican Grill, Inc. - CL A                                                   19,410
    400   Home Depot, Inc.                                                                      10,656
   *350   Kohl's Corp.                                                                          19,967
    400   McDonald's Corp.                                                                      22,828
 *1,000   Starbucks Corp.                                                                       20,650
    500   Target Corp.                                                                          23,340
    500   Wal-Mart Stores, Inc.                                                                 24,545
    500   Yum! Brands, Inc.                                                                     16,880
                                                                                        --------------
                                                                                               158,276

Toys/Games/Hobbies - 1.3%
    500   Hasbro, Inc.                                                                          13,875

                                                                                        --------------
TOTAL COMMON STOCK                                                                             495,122
   (COST $431,086)(a)



EXCHANGE TRADED FUNDS - 45.5%
NUMBER OF SHARES

    600   iShares S&P 100 Index Fund                                                            29,280
    450   iShares S&P 500 Index Fund                                                            47,673
    595   iShares S&P 500 Growth Index Fund                                                     32,118
  2,425   SPDR Trust Series 1                                                                  255,983
    500   Ultra S&P 500 ProShares                                                               17,165
    600   Vanguard Growth ETF                                                                   29,568
    650   Vanguard Large-Cap ETF                                                                31,246
    650   Vanguard Value ETF                                                                    29,952
                                                                                        --------------
                                                                                               472,985

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    472,985
   (COST $531,816)(a)



MUTUAL FUNDS - 10.1%
NUMBER OF SHARES

  49,709   AIM Liquid Assets Portfolio - Institutional Class                                    49,709
   3,678   AIM Short Term Prime Portfolio - Institutional Class                                  3,678
  52,180   Fidelity Money Market Portfolio - Class Select                                       52,180

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                             105,567
   (COST $105,567)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 103.2%                                                                   1,073,674
   (COST $1,068,469)(a)

OTHER ASSETS LESS LIABILITIES - (3.2%)                                                         (33,339)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $1,040,335
                                                                                        ==============






(a) Cost is for book and tax purposes is $1,068,469; the aggregate gross unrealized appreciation is $77,198 and the aggregate gross unrealized depreciation is $71,893, resulting in net unrealized appreciation of $5,205.

(b) American Depository Receipt (ADR)

*  Non-income producing security.




MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009





COMMON STOCK - 87.3%
NUMBER OF SHARES                                                                                 VALUE


Banks - 2.4%
    8,000   Fifth Third Bancorp                                                                $81,040


Biotechnology - 1.9%
   *1,500   Illumina, Inc.                                                                      63,750


Coal - 2.0%
    1,500   CONSOL Energy, Inc.                                                                 67,665


Commercial Services - 1.7%
   *2,500   Quanta Services, Inc.                                                               55,325


Computers - 7.2%
     *800   Apple, Inc.                                                                        148,296
   *2,400   Cognizant Technology Solutions Corp. - CL A                                         92,784
                                                                                        --------------
                                                                                               241,080

Diversified Financial Services - 4.4%
   10,000   Citigroup, Inc.                                                                     48,400
    3,200   Legg Mason, Inc.                                                                    99,296
                                                                                        --------------
                                                                                               147,696

Energy-Alternate Sources - 2.2%
   *5,000   Clean Energy Fuels Corp.                                                            72,050


Engineering & Construction - 1.9%
   *2,000   Foster Wheeler Ltd.                                                                 63,820


Environmental Control - 2.0%
    3,200   Nalco Holding Co.                                                                   65,568


Healthcare-Products - 2.4%
     *300   Intuitive Surgical, Inc.                                                            78,675


Home Builders - 1.7%
    5,000   D.R. Horton, Inc.                                                                   57,050


Insurance - 3.3%
    4,100   The Hartford Financial Services Group, Inc.                                        108,650


Internet - 13.6%
    8,400   Baidu, Inc. - SP ADR (b)                                                           156,420
    2,000   Ctrip.com Int'l, Ltd. - ADR (b)                                                    117,580
     *900   Equinix, Inc.                                                                       82,800
   *2,500   MercadoLibre, Inc.                                                                  96,150
                                                                                        --------------
                                                                                               452,950

Iron/Steel - 2.7 %
    2,000   United States Steel Corp.                                                           88,740


Lodging - 1.1%
   *3,000   MGM Mirage, Inc.                                                                    36,120


Machinery - Construction & Mining - 2.9%
    2,000   Joy Global, Inc.                                                                    97,880


Machinery-Diversified - 4.2%
    1,400   Flowserve Corp.                                                                    137,956


Media - 2.5%
 *130,000   Sirius Satellite Radio, Inc.                                                        82,550


Oil & Gas - 4.6%
      500   Diamond Offshore Drilling, Inc.                                                     47,760
   *2,500   Southwestern Energy Co.                                                            106,700
                                                                                        --------------
                                                                                               154,460

Oil & Gas Services - 3.6%
   *2,800   National-Oilwell Varco, Inc.                                                       120,764


Semiconductors - 4.7%
   *5,000   Marvell Technology Group Ltd.                                                       80,950
   *5,000   NVIDIA Corp.                                                                        75,150
                                                                                        --------------
                                                                                               156,100

Software - 8.3%
   *4,500   Allscripts-Misys Healthcare Solutions, Inc.                                         91,215
   *1,500   Salesforce.com, Inc.                                                                85,395
   *2,500   VMWare, Inc.                                                                       100,425
                                                                                        --------------
                                                                                               277,035

Telecommunications - 6.0%
   *4,000   NII Holdings, Inc.                                                                 119,920
  *20,000   Sprint Nextel Corp.                                                                 79,000
                                                                                        --------------
                                                                                               198,920

                                                                                        --------------
TOTAL COMMON STOCK                                                                           2,905,844
   (COST $2,100,770)(a)



EXCHANGE TRADED FUNDS - 9.0%
NUMBER OF SHARES

    6,000   Financial Select Sector SPDR Fund                                                   89,640
    1,000   Mid Cap SPDR Trust Series 1                                                        125,280
    2,500   Ultra S&P 500 ProShares                                                             85,825

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    300,745
   (COST $246,918)(a)



MUTUAL FUNDS - 14.5%
NUMBER OF SHARES

  169,282   AIM Liquid Assets Portfolio - Institutional Class                                  169,282
  145,503   AIM Short Term Prime Portfolio - Institutional Class                               145,503
  169,082   Fidelity Money Market Portfolio - Class Select                                     169,082

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                             483,867
   (COST $483,867)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 110.8%                                                                   3,690,456
   (COST $2,831,555)(a)

OTHER ASSETS LESS LIABILITIES - (10.8%)                                                       (360,825)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $3,329,631
                                                                                        ==============




(a) Cost for book and tax purposes is $2,831,555; the aggregate gross unrealized appreciation is $864,629 and the aggregate gross unrealized depreciation is $5,728, resulting in net unrealized appreciation of $858,901.

(b) American Depository Receipt (ADR)

*  Non-income producing security.




MONETTA TRUST - ORION/MONETTA INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009




CORPORATE BONDS - 83.8%
PRINCIPAL AMOUNT                                                        MATURITY DATE            VALUE


Auto - 0.3%
    25,000   Daimler Finance NA LLC 5.900%                                 08/15/11            $25,593


Banks - 10.5%
   414,000   Bank of America Corp. 10.200%                                 07/15/15            485,991
   240,000   Goldman Sachs Group, Inc. 5.625%                              01/15/17            242,142
   100,000   Suntrust Bank 6.375%                                          04/01/11            103,641
   100,000   UBS AG Stamford 5.875%                                        12/20/17            102,533
    86,000   Unionbancal Corp. 5.250%                                      12/16/13             85,874
                                                                                        --------------
                                                                                             1,020,181

Chemicals - 4.8%
   100,000   The Dow Chemical Co. 7.200%                                   06/15/14            101,344
   200,000   E.I. Dupont de Nemours 5.750%                                 03/15/19            220,920
    25,000   PPG Industries, Inc. 6.650%                                   03/15/18             27,301
   100,000   PPG Industries, Inc. 7.400%                                   08/15/19            114,427
                                                                                        --------------
                                                                                               463,992

Cosmetics & Toiletries - 1.1%
   100,000   The Procter & Gamble Co. 4.850%                               12/15/15            110,559


Diversified Financial Services - 3.1%
   306,000   Morgan Stanley 4.750%                                         04/01/14            304,045


Electric - 0.8%
    75,000   Pepco Holdings, Inc. 6.450%                                   08/15/12             80,525


Energy - 1.9%
   100,000   Chesapeake Energy Corp. 7.250%                                12/15/18             95,000
   100,000   Chesapeake Energy Corp. 6.625%                                01/15/16             95,000
                                                                                        --------------
                                                                                               190,000

Finance - 17.1%
   250,000   American Express 7.000%                                       03/19/18            275,463
   230,000   Caterpillar Financial Services Corp. 7.150%                   02/15/19            267,167
   200,000   Credit Suisse FB USA, Inc. 5.125%                             08/15/15            211,410
   100,000   Deutsche Bank Financial LLC 5.375%                            03/02/15            101,767
   400,000   General Electric Capital Corp. 5.650%                         06/09/14            423,667
   100,000   John Deere Capital Corp. 4.000%                               03/15/11            103,313
  *205,000   Lehman Brothers Holdings, Inc. 0.000%**                       02/09/17             25,625
   236,000   The Western Union Co. 5.930%                                  10/01/16            256,102
                                                                                        --------------
                                                                                             1,664,514

Food/Beverages - 1.1%
   100,000   Diageo Finance BV 5.300%                                      10/28/15            108,371


Insurance - 19.3%
   200,000   AFLAC, Inc. 8.500%                                            05/15/19            238,821
   200,000   American Int'l Group 4.250%                                   05/15/13            166,691
    72,000   GE Global Insurance Holdings 7.500%                           06/15/10             74,384
   350,000   Hartford Life Insurance 5.500%                                05/15/17            321,757
   100,000   Lincoln Nat'l Corp. 8.750%                                    07/01/19            115,852
   100,000   Metlife, Inc. 7.717%                                          02/15/19            117,930
   194,000   Protective Life 5.600%                                        01/15/18            181,673
   300,000   Protective Life Secured Trusts 5.450%                         09/28/12            312,165
   200,000   Prudential Financial, Inc. 6.100%                             06/15/17            201,188
   135,000   Torchmark Corp. 9.250%                                        06/15/09            152,024
                                                                                        --------------
                                                                                             1,882,485

Medical - 2.2%
   100,000   Abbott Laboratories 5.125%                                    04/01/19            106,172
   100,000   Wellpoint, Inc. 5.875%                                        06/15/17            105,712
                                                                                        --------------
                                                                                               211,884

Containers Paper/Plastic - 1.0%
   100,000   Solo Cup Co. 8.250%                                           02/15/14             96,000


Mortgage/Asset Backed - 0.0% (b)
     3,315   Bear Stearns Commercial Mortgage
               Securities, Inc. 6.440%                                    06/16/30               3,313


Oil - 2.2%
   100,000   Chevron Corp. 3.450%                                         03/03/12             104,167
   100,000   Conocophillips 4.750%                                        10/15/12             107,604
                                                                                        --------------
                                                                                               211,771

Pharmaceuticals - 4.4%
   100,000   Eli Lilly & Co. 3.550%                                       03/06/12             104,782
   100,000   Novartis Capital Corp. 4.125%                                02/10/14             105,700
   100,000   Pfizer, Inc. 4.450%                                          03/15/12             106,284
   100,000   Phizer, Inc. 6.200%                                          03/15/19             112,919
                                                                                        --------------
                                                                                               429,685

Reinsurance - 1.1%
   100,000   Berkshire Hathaway Finance Corp. 4.600%                      05/15/13             106,029


Retail - 3.5%
   300,000   Target Corp. 6.000%                                          01/15/18             338,544


Telephone - 5.6%
   100,000   AT&T Corp. 7.300%                                            11/15/11             110,823
   175,000   Deutsche Telekom Int'l Finance 8.500%                        06/15/10             183,465
   135,000   France Telecom 7.750%**                                      03/01/11             146,224
   100,000   Verizon Florida LLC 6.125%                                   01/15/13             107,111
                                                                                        --------------
                                                                                               547,623

Tobacco - 3.8%
   200,000   Altria Group, Inc. 9.700%                                    11/10/18             248,807
   100,000   Altria Group, Inc. 9.250%                                    08/06/19             122,403
                                                                                        --------------
                                                                                               371,210

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        8,166,324
   (COST $7,698,667)(a)



EXCHANGE TRADED FUNDS - 3.1%
NUMBER OF SHARES

    2,000   iShares iBoxx High Yield Corporate Bond Fund                                       172,700
    1,000   ProShares UltraShort Lehman 7 - 10 Year Treasury                                    52,450
    2,000   SPDR Barclays Capital High Yield Bond ETF                                           76,980

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    302,130
   (COST $273,749)(a)



U.S. GOVERNMENT AGENCIES - 4.0%
PRINCIPAL AMOUNT

  350,000   Private Export Funding 5.685%                                 05/15/12             388,395

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 388,395
   (COST $359,998)(a)



MUNICIPAL BONDS - 2.8%
PRINCIPAL AMOUNT

  100,000   Dallas Fort Worth Texas Int'l
              Airport Revenue 5.000%                                      11/01/10             100,131
  170,000   New York State Housing Finance
              Agency Revenue 4.350%                                       11/01/10             170,066

                                                                                        --------------
TOTAL MUNICIPAL BONDS                                                                          270,197
   (COST $268,559)(a)



MUTUAL FUNDS - 1.8%
NUMBER OF SHARES

  177,521   Fidelity Money Market Portfolio - Class Select                                     177,521

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                             177,521
   (COST $177,521)(a)



U.S. TREASURY NOTE - 2.8%
PRINCIPAL AMOUNT

  240,000   U.S. Treasury Note 5.125%                                      05/15/16            273,825

                                                                                        --------------
TOTAL TREASURY NOTE                                                                            273,825
   (COST $242,498)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 98.3%                                                                    9,578,392
   (COST $9,020,992)(a)

OTHER ASSETS LESS LIABILITIES - 1.7%                                                           170,421

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $9,748,813
                                                                                        ==============




(a) Cost for book and tax purposes is $9,020,992; the aggregate gross unrealized appreciation is $706,731 and aggregate gross unrealized depreciation is $149,331, resulting in net unrealized appreciation of $557,400.

(b)  Unrounded amount is 0.03%.

 *   Non-income producing security.

**   Rate in effect at September 30, 2009.





MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009




FEDERAL HOME LOAN BANK - 41.1%                               MATURITY DATE                       VALUE
PRINCIPAL AMOUNT

   500,000   0.19600%**                                         01/19/10                      $499,743
   400,000   0.84900%**                                         10/29/10                       400,296
   775,000   0.70300%**                                         11/17/10                       775,000
   500,000   0.15900%**                                         12/23/09                       499,901
                                                                                        --------------
                                                                                             2,174,940

FEDERAL HOME LOAN MORTGAGE CORP. - 34.9%
PRINCIPAL AMOUNT
   400,000   0.18250%**                                         12/16/09                       399,896
 1,440,000   0.49300%**                                         01/14/11                     1,444,140
                                                                                        --------------
                                                                                             1,844,036

FEDERAL NATIONAL MORTGAGE ASSOC. - 21.9%
PRINCIPAL AMOUNT
   600,000   7.25000%                                           01/15/10                       610,666
   525,000   7.12500%                                           06/15/10                       549,016
                                                                                        --------------
                                                                                             1,159,682

                                                                                        --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                            5,178,658
   (COST $5,178,658)(a)



MUTUAL FUNDS - 1.8%
NUMBER OF SHARES

    93,141   Fidelity Government Portfolio - Class I                                            93,141

                                                                                         -------------
TOTAL MUTUAL FUNDS                                                                              93,141
   (COST $93,141)(a)

                                                                                         -------------
TOTAL INVESTMENTS - 99.7%                                                                    5,271,799
   (COST $5,271,799)(a)

OTHER ASSETS LESS LIABILITIES - 0.3%                                                            18,036

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $5,289,835
                                                                                        ==============




(a) Cost is identical for book and tax purposes.

**  Rate in effect on September 30, 2009.   Variable rate securities
    may reset monthly or quarterly, through maturity.

Various inputs are used in determining the value of the Funds' investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the respective Funds' investments at September 30, 2009, based on the inputs used to value them (in thousands):


                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments               LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


YOUNG INVESTOR FUND -
   Common Stocks                  $   495,122    $          0  $     0   $   495,122
   EXchange Traded Funds          $   472,985    $          0  $     0   $   472,985
   Money Market Funds             $   105,567    $          0  $     0   $   105,567
                                    ---------      ----------    -----     ---------
FUND TOTAL                        $ 1,073,674    $          0  $     0   $ 1,073,674
MID-CAP EQUITY FUND -
   Common Stocks                  $ 2,905,844    $          0  $     0   $ 2,905,844
   Exchange Traded Funds          $   300,745    $          0  $     0   $   300,745
   Money Market Funds             $   483,867    $          0  $     0   $   483,867
                                    ---------      ----------    -----     ---------
FUND TOTAL                        $ 3,690,456    $          0  $     0   $ 3,690,456
ORION/MONETTA
 INTERMEDIATE BOND FUND -
   Corporate Bonds                $         0    $  8,166,324  $     0   $ 8,166,324
   U.S. Government and Agency
     Obligations                  $         0    $    662,220  $     0   $   662,220
   Municipal Bonds                $         0    $    270,197  $     0   $   270,197
   Exchange Traded Funds          $   302,130    $          0  $     0   $   302,130
   Money Market Funds             $   177,521    $          0  $     0   $   177,521
                                    ---------      ----------    -----     ---------
FUND TOTAL                        $   479,651    $  9,098,741  $     0   $ 9,578,392
GOVERNMENT MONEY MARKET FUND -
   U.S. Government and Agency
     Obligations                  $         0    $  5,178,658  $     0   $ 5,178,658
   Money Market Funds             $    93,141    $          0  $     0   $    93,141
                                    ---------      ----------    -----      --------
FUND TOTAL                        $    93,141    $  5,178,658  $     0   $ 5,271,799




The Government Money Market Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are considered to be valued using Level 2 inputs.

For additional cateogry information for the investments in securities presented above, please refer to each Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 19, 2009
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(Registrant) Monetta Trust
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 19, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 19, 2009
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 19, 2009
    ----------------------------------------------------------------------------